Notes on the Consolidated Balance Sheets - Contract liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Consolidated Balance Sheet [Abstract]
Non-current contract liabilities	€ 3	€ 4
Current contract liabilities	37,516	36,840
Total contract liabilities	37,519	€ 36,844
Increase in contract liabilities through adjustment to revenue	675
Revenue that was included in contract liability balance at beginning of period	€ 30,857